Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash and banks	R$ 207,449	R$ 57,457
Interest earnings bank deposits	64,158	61,461
Cash and cash equivalents	R$ 271,607	R$ 118,918	R$ 61,754	R$ 12,266
Percentage on interbank deposit certificate	100.00%	100.00%